Stock based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Free Share Award [Member] USD ($)	Dec. 31, 2014 Free Share Award [Member] EUR (€)	Dec. 31, 2013 Free Share Award [Member] USD ($)	Dec. 31, 2013 Free Share Award [Member] EUR (€)	Dec. 31, 2012 Free Share Award [Member] USD ($)	Dec. 31, 2012 Free Share Award [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 10,899,000		$ 4,090,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 24 days	2 years 1 month 24 days	2 years 1 month 17 days	2 years 1 month 17 days
Fair Value Of Warrants Vested	300,000	225,500	0	0	348,000	271,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	3,789,000	2,864,000			973,000	735,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,265,000	952,000	1,327,000	999,000	1,088,000	846,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	18,555,000	13,964,000					4,533,000	3,544,000	1,954,000	1,446,000	1,336,000	1,009,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	10,606,000	7,981,000
Warrants Exercised	445,000	445,000	50,000	50,000	0	0
Warrants Outstanding Intrinsic Value	$ 37,070,000	€ 28,237,000